Backstop and Common Stock Purchase Agreements (Details Narrative) - USD ($)	Aug. 31, 2022	Sep. 17, 2022	Apr. 20, 2022	Feb. 22, 2021
Weighted average share price		$ 10.30
Ocean Biomedical Inc [Member]
Weighted average share price			$ 11.00	$ 16.96
Vellar Backstop Agreement [Member] | Aesther Health Care Acquisition Corp [Member] | Ocean Biomedical Inc [Member]
Number of shares issued	4,000,000
Value of shares issued	$ 40,000,000
Business combination agreement, descrition	The Vellar Backstop Agreement matures on the earlier to occur of (a) 3 years after the closing of the Business Combination Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 20 out of 30 consecutive trading days is less than $3 per share.
Price per share	$ 2.50
Breakup fee	$ 1,000,000
Structuring fees	$ 5,000
Vellar Backstop Agreement [Member] | Aesther Health Care Acquisition Corp [Member] | Ocean Biomedical Inc [Member] | Maximum [Member]
Weighted average share price	$ 5.00